Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,471,227)	$ (4,664,455)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	16,031	43,410
Amortization of note discount and issuance costs	0	0
Stock based compensation	368,662	1,454,062
Right of use lease	(1,474)	7,864
Financing costs	132,308	0
Loss on disposition of assets	29,940	0
Investment (income) loss	(348)	(58,849)
Changes in operating assets and liabilities:
Accounts receivable	10,995	41,401
Inventory	0	12,000
Other receivable	475,000	(475,000)
Prepaid expenses and other current assets	(9,719)	75,859
Accounts payable	667,229	124,555
Unearned subscriptions	(367,311)	273,086
Net cash used in operating activities	(705,725)	(3,166,067)
Cash flows from investing activities:
Purchase of property and equipment	0	(2,605)
Purchase of marketable securities	(9,273)	(11,293,184)
Sale of markertable securities	12,576	14,565,358
Issuance of note receivable	(1,100,000)	0
Net cash provided by (used in) investing activities	(1,096,697)	3,269,569
Cash flows from financing activities:
Purchase of treasury stock	0	(27,650)
Proceeds from issuance of common stock	1,200,000	0
Proceeds from merchant cash advance	397,750	0
Principal payments on notes payable	(29,022)	(28,733)
Payments on merchant cash advance	(221,967)	0
Net cash provided by (used in) financing activities	1,346,761	(56,383)
Net increase (decrease) in cash	(455,661)	47,119
Cash - beginning of year	472,697	425,578
Cash - end of year	17,036	472,697
Supplemental disclosures:
Interest paid	264	552
Income taxes paid	0	0
Non-cash investing and financing activities:
Retirement of treasury stock	27,650	1,181,475
Treasury stock purchased with other assets	0	79,100
Shares issued for investment	0	8,424,000
Forfeiture of shares	0	2,400
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Advances payable	50,000	0
Related Party [Member]
Changes in operating assets and liabilities:
Advances payable	101,189	0
Evtec [Member]
Changes in operating assets and liabilities:
Evtec advances payable	$ 1,293,000	$ 0